UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Saras Capital Management, LLC
Address:   10 Rockefeller Plaza, Suite 820
           New York, NY  10020


13F File Number: 028-12396

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenney Oh
Title:     Managing Member, Saras Capital Management, LLC
Phone:     212-332-4760

Signature, Place and Date of Signing:


           /s/  Kenney Oh                   New York, New York      May 2, 2008
           -----------------------------    ----------------------  -----------
                  [Signature]                   [City, State]           [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------

Form 13F Information Table Entry Total:    27
                                           ------------------------

Form 13F Information Table Value Total:    $158,056
                                           ------------------------

                                                (Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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                                                                 FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7           COLUMN 8
------------------------------ ---------- --------- -------- ------------------ ---------- -------- --------------------------
                                TITLE OF               VALUE   SHRS OR SH/ PUT/ INVESTMENT OTHER          VOTING AUTHORITY
NAME OF ISSUER                   CLASS    CUSIP     (x$1000)   PRN AMT PRN CALL DISCRETION MANAGERS      SOLE  SHARED   NONE
------------------------------ ---------- --------- -------- --------- --- ---- ---------- -------- --------- -------- -------
AETNA INC NEW                  COM        00817Y108    3,788    90,000  SH      SOLE                   90,000
------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO            COM        025816109      874    20,000  SH      SOLE                   20,000
------------------------------------------------------------------------------------------------------------------------------
APPLIED MICRO CIRCUITS CORP   COM NEW     03822W406      718    99,999  SH      SOLE                   99,999
------------------------------------------------------------------------------------------------------------------------------
BLOCKBUSTER INC                CL A       093679108    2,751   843,727  SH      SOLE                  843,727
------------------------------------------------------------------------------------------------------------------------------
BRINKS CO                      COM        109696104   14,491   215,700  SH      SOLE                  215,700
------------------------------------------------------------------------------------------------------------------------------
BURGER KING HLDGS INC          COM        121208201    5,897   213,200  SH      SOLE                  213,200
------------------------------------------------------------------------------------------------------------------------------
COVIDIEN LTD                   COM        G2552X108   14,036   317,199  SH      SOLE                  317,199
------------------------------------------------------------------------------------------------------------------------------
EMBARQ CORP                    COM        29078E105    5,041   125,699  SH      SOLE                  125,699
------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATL INFORMATION SV   COM        31620M106   13,841   362,900  SH      SOLE                  362,900
------------------------------------------------------------------------------------------------------------------------------
FIRST AMERN CORP CALIF         COM        318522307    2,552    75,200  SH      SOLE                   75,200
------------------------------------------------------------------------------------------------------------------------------
FLEXTRONICS INTL LTD           ORD        Y2573F102    9,449 1,006,300  SH      SOLE                1,006,300
------------------------------------------------------------------------------------------------------------------------------
GUARANTY FINL GROUP INC        COM        40108N106    1,977   186,204  SH      SOLE                  186,204
------------------------------------------------------------------------------------------------------------------------------
HEALTH NET INC                 COM        42222G108    5,134   166,700  SH      SOLE                  166,700
------------------------------------------------------------------------------------------------------------------------------
HERTZ GLOBAL HOLDINGS INC      COM        42805T105    5,124   424,900  SH      SOLE                  424,900
------------------------------------------------------------------------------------------------------------------------------
HUMANA INC                     COM        444859102    3,723    83,000  SH      SOLE                   83,000
------------------------------------------------------------------------------------------------------------------------------
LCC INTERNATIONAL INC          CL A       501810105    1,480   942,800  SH      SOLE                  942,800
------------------------------------------------------------------------------------------------------------------------------



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


COLUMN 1                       COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7           COLUMN 8
------------------------------ ---------- --------- -------- ------------------ ---------- -------- --------------------------
                                TITLE OF               VALUE   SHRS OR SH/ PUT/ INVESTMENT OTHER          VOTING AUTHORITY
NAME OF ISSUER                   CLASS    CUSIP     (x$1000)   PRN AMT PRN CALL DISCRETION MANAGERS      SOLE  SHARED   NONE
------------------------------ ---------- --------- -------- --------- --- ---- ---------- -------- ---------- -------- ------

MEDTRONIC INC                  COM        585055106    8,416   174,000  SH      SOLE                  174,000
------------------------------------------------------------------------------------------------------------------------------
MIDAS GROUP INC                COM        595626102      571    33,200  SH      SOLE                   33,200
------------------------------------------------------------------------------------------------------------------------------
NCR CORP NEW                   COM        62886E108    3,319   145,380  SH      SOLE                  145,380
------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP                    COM        68389X105    9,780   500,000  SH      SOLE                  500,000
------------------------------------------------------------------------------------------------------------------------------
QUEST SOFTWARE INC             COM        74834T103    5,974   457,100  SH      SOLE                  457,100
------------------------------------------------------------------------------------------------------------------------------
SELECTICA INC                  COM        816288104      336   247,400  SH      SOLE                  247,400
------------------------------------------------------------------------------------------------------------------------------
TERADATA CORP DEL              COM        88076W103    1,765    80,000  SH      SOLE                   80,000
------------------------------------------------------------------------------------------------------------------------------
TRAVELCENTERS OF AMERICA LLC   COM        894174101    1,511   247,713  SH      SOLE                  247,713
------------------------------------------------------------------------------------------------------------------------------
TRIPLE-S MGMT CORP             CL B       896749108    3,797   215,100  SH      SOLE                  215,100
------------------------------------------------------------------------------------------------------------------------------
TYCO ELECTRONICS LTD          COM NEW     G9144P105   10,584   308,399  SH      SOLE                  308,399
------------------------------------------------------------------------------------------------------------------------------
ZIMMER HLDGS INC               COM        98956P102   21,127   271,343  SH      SOLE                  271,343
------------------------------------------------------------------------------------------------------------------------------





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